DEBT TO A RELATED PARTY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Oct. 31, 2020	May 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, principal				$ 0	$ 1,104
Interest expense				$ 21	$ 28	$ 83
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate				2.50%	2.50%	7.10%
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Basis Spread On Variable Rate				2.50%
Debt Instrument, Convertible, Conversion Price	$ 0.75		$ 0.4
Debt conversion, amount converted		$ 800
Debt conversion, shares issued		2,000,000
Adjustment of debt conversion converted instrument shares issued		2,000,000
Adjustment of debt conversion converted instrument amount		$ 700
Debt conversion, option to convert			$ 2,000
Debt conversion, option to convert shares	5,000,000		5,000,000
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Loan amount				$ 2,000